Schedule of Investments
(unaudited)
December 31, 2024
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Building Products — 0.0%
JELD-WEN Holding, Inc.
(a)
.............. 2,228 $ 18,248
Commercial Services & Supplies — 0.0%
Veritas, Inc.
(a) (b)
..................... 89 1,778
Life Sciences Tools & Services — 0.1%
Avantor, Inc.
(a)
...................... 2,228 46,944
Total Common Stocks — 0 .1%
(Cost: $ 89,741 ) ................................. 66,970
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 2.8%
(c)
Bombardier, Inc.
6.00% , 02/15/28 .................. USD 50 49,797
8.75% , 11/15/30 .................. 61 65,571
7.25% , 07/01/31 .................. 47 48,470
7.00% , 06/01/32 .................. 53 53,915
Goat Holdco LLC, 6.75%, 02/01/32 ....... 65 64,365
TransDigm, Inc.
6.38% , 03/01/29 .................. 237 237,527
7.13% , 12/01/31 .................. 43 44,030
6.63% , 03/01/32 .................. 341 344,078
6.00% , 01/15/33 .................. 217 212,672
Triumph Group, Inc., 9.00%, 03/15/28 ..... 152 158,267
1,278,692
Automobile Components — 1.7%
Aptiv Swiss Holdings Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.39%), 6.88%, 12/15/54
(d)
........... 200 194,996
Clarios Global LP
(c)
8.50% , 05/15/27 .................. 393 393,598
6.75% , 05/15/28 .................. 78 79,426
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(c)
40 40,582
Goodyear Tire & Rubber Co. (The)
5.00% , 07/15/29 .................. 71 65,197
5.63% , 04/30/33 .................. 2 1,756
775,555
Broadline Retail — 0.1%
(c)
ANGI Group LLC, 3.88%, 08/15/28 ....... 36 32,147
Match Group Holdings II LLC, 3.63%, 10/01/31 17 14,507
46,654
Building Products — 2.5%
(c)
Advanced Drainage Systems, Inc., 6.38%,
06/15/30 ...................... 107 107,009
Builders FirstSource, Inc., 6.38%, 03/01/34 .. 43 42,438
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28 ...................... 60 57,495
EMRLD Borrower LP
6.63% , 12/15/30 .................. 393 393,524
6.75% , 07/15/31 .................. 47 47,321
JELD-WEN, Inc., 7.00%, 09/01/32 ....... 89 82,599
Standard Building Solutions, Inc., 6.50%,
08/15/32 ...................... 125 125,200
Standard Industries, Inc.
4.75% , 01/15/28 .................. 2 1,914
4.38% , 07/15/30 .................. 55 50,392
3.38% , 01/15/31 .................. 56 48,015
Summit Materials LLC, 7.25%, 01/15/31 .... 102 108,231
Security
Par (000)
Par (000) Value
Building Products (continued)
Wilsonart LLC, 11.00%, 08/15/32 ........ USD 62 $ 60,771
1,124,909
Capital Markets — 0.6%
(c)
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29 ................. 47 45,113
Focus Financial Partners LLC, 6.75%, 09/15/31 52 51,793
HAT Holdings I LLC
3.38% , 06/15/26 .................. 106 102,712
8.00% , 06/15/27 .................. 59 61,473
261,091
Chemicals — 2.4%
Avient Corp., 6.25%, 11/01/31
(c)
......... 32 31,565
Chemours Co. (The)
5.38% , 05/15/27 .................. 28 26,950
5.75% , 11/15/28
(c)
................. 45 41,802
4.63% , 11/15/29
(c)
................. 29 25,196
8.00% , 01/15/33
(c)
................. 81 79,142
Element Solutions, Inc., 3.88%, 09/01/28
(c)
.. 213 202,036
Herens Holdco SARL, 4.75%, 05/15/28
(c)
... 200 184,540
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(c)
.. 66 54,803
Olympus Water US Holding Corp., 7.25%,
06/15/31
(c)
..................... 200 203,148
WR Grace Holdings LLC
(c)
4.88% , 06/15/27 .................. 24 23,257
5.63% , 08/15/29 .................. 249 229,001
1,101,440
Commercial Services & Supplies — 4.6%
ADT Security Corp. (The)
(c)
4.13% , 08/01/29 .................. 3 2,758
4.88% , 07/15/32 .................. 53 48,643
Allied Universal Holdco LLC
(c)
4.63% , 06/01/28 .................. 200 189,099
6.00% , 06/01/29 .................. 200 182,231
7.88% , 02/15/31 .................. 348 355,686
APi Group DE, Inc.
(c)
4.13% , 07/15/29 .................. 19 17,365
4.75% , 10/15/29 .................. 24 22,570
Aramark Services, Inc., 5.00%, 02/01/28
(c)
... 42 40,814
Garda World Security Corp.
(c)
4.63% , 02/15/27 .................. 48 46,619
7.75% , 02/15/28 .................. 55 56,755
6.00% , 06/01/29 .................. 14 13,272
8.25% , 08/01/32 .................. 83 84,346
8.38% , 11/15/32 .................. 148 150,641
GFL Environmental, Inc.
(c)
4.00% , 08/01/28 .................. 37 35,035
3.50% , 09/01/28 .................. 4 3,770
4.75% , 06/15/29 .................. 98 94,114
4.38% , 08/15/29 .................. 29 27,413
6.75% , 01/15/31 .................. 40 41,074
Madison IAQ LLC
(c)
4.13% , 06/30/28 .................. 30 28,400
5.88% , 06/30/29 .................. 128 120,862
Prime Security Services Borrower LLC, 6.25%,
01/15/28
(c)
..................... 110 109,395
Raven Acquisition Holdings LLC, 6.88%,
11/15/31
(c)
..................... 85 84,147
Reworld Holding Corp.
4.88% , 12/01/29
(c)
................. 20 18,496
5.00% , 09/01/30 .................. 40 36,888
RR Donnelley & Sons Co., 9.50%, 08/01/29
(c)
. 93 94,439
Veritiv Operating Co., 10.50%, 11/30/30
(c)
... 30 32,310
Williams Scotsman, Inc.
(c)
4.63% , 08/15/28 .................. 38 36,284

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
6.63% , 06/15/29 .................. USD 21 $ 21,250
7.38% , 10/01/31 .................. 72 74,085
Wrangler Holdco Corp., 6.63%, 04/01/32
(c)
.. 19 19,342
2,088,103
Communications Equipment — 0.2%
(c)
CommScope LLC, 4.75%, 09/01/29 ....... 75 66,800
Viavi Solutions, Inc., 3.75%, 10/01/29 ..... 17 15,330
82,130
Construction & Engineering — 0.1%
(c)
Dycom Industries, Inc., 4.50%, 04/15/29 .... 31 28,928
Pike Corp., 8.63%, 01/31/31 ........... 20 21,099
50,027
Consumer Finance — 1.7%
Ally Financial, Inc., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.45%), 6.65%, 01/17/40
(d)
........... 10 9,688
Azorra Finance Ltd., 7.75%, 04/15/30
(c)
.... 35 34,486
Bread Financial Holdings, Inc., 9.75%,
03/15/29
(c)
..................... 15 16,121
GGAM Finance Ltd.
(c)
7.75% , 05/15/26 .................. 10 10,139
8.00% , 02/15/27 .................. 84 86,642
8.00% , 06/15/28 .................. 28 29,400
6.88% , 04/15/29 .................. 50 50,630
5.88% , 03/15/30 .................. 45 43,987
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(c)
..................... 41 41,535
Navient Corp., 9.38%, 07/25/30 ......... 79 84,403
OneMain Finance Corp.
6.63% , 01/15/28 .................. 2 2,025
6.63% , 05/15/29 .................. 68 68,846
7.88% , 03/15/30 .................. 76 79,280
4.00% , 09/15/30 .................. 104 92,431
7.50% , 05/15/31 .................. 23 23,606
7.13% , 11/15/31 .................. 37 37,697
SLM Corp., 3.13%, 11/02/26 ........... 41 39,111
750,027
Consumer Staples Distribution & Retail — 0.8%
(c)
Albertsons Cos., Inc.
4.63% , 01/15/27 .................. 8 7,832
6.50% , 02/15/28 .................. 44 44,579
3.50% , 03/15/29 .................. 49 44,598
4.88% , 02/15/30 .................. 113 107,670
KeHE Distributors LLC, 9.00%, 02/15/29 .... 18 18,674
United Natural Foods, Inc., 6.75%, 10/15/28 . 29 28,570
US Foods, Inc.
4.75% , 02/15/29 .................. 47 45,011
4.63% , 06/01/30 .................. 3 2,821
7.25% , 01/15/32 .................. 67 69,339
369,094
Containers & Packaging — 3.0%
(c)
Ardagh Metal Packaging Finance USA LLC
6.00% , 06/15/27 .................. 200 198,436
4.00% , 09/01/29 .................. 200 171,799
Clydesdale Acquisition Holdings, Inc.
6.63% , 04/15/29 .................. 91 91,603
6.88% , 01/15/30 .................. 96 96,650
8.75% , 04/15/30 .................. 92 93,000
Graphic Packaging International LLC, 3.50%,
03/15/28 ...................... 27 25,257
Mauser Packaging Solutions Holding Co.
7.88% , 04/15/27 .................. 342 348,912
9.25% , 04/15/27 .................. 22 22,257
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Owens-Brockway Glass Container, Inc., 7.25%,
05/15/31 ...................... USD 158 $ 153,769
Sealed Air Corp.
4.00% , 12/01/27 .................. 70 66,802
5.00% , 04/15/29 .................. 8 7,699
7.25% , 02/15/31 .................. 16 16,493
6.50% , 07/15/32 .................. 51 51,078
1,343,755
Distributors — 0.2%
(c)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 .............. 12 10,885
Resideo Funding, Inc.
4.00% , 09/01/29 .................. 8 7,247
6.50% , 07/15/32 .................. 83 83,103
101,235
Diversified Consumer Services — 1.7%
Belron UK Finance plc, 5.75%, 10/15/29
(c)
... 206 203,880
Service Corp. International
3.38% , 08/15/30 .................. 2 1,750
4.00% , 05/15/31 .................. 39 34,753
5.75% , 10/15/32 .................. 198 192,057
Sotheby's, 5.88%, 06/01/29
(c)
........... 200 177,358
Wand NewCo 3, Inc., 7.63%, 01/30/32
(c)
.... 136 139,689
749,487
Diversified REITs — 0.9%
(c)
Digital Realty Trust LP, 1.88%, 11/15/29
(e)
... 22 22,660
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32 ........ 76 69,948
Uniti Group LP, 10.50%, 02/15/28 ........ 316 336,945
429,553
Diversified Telecommunication Services — 6.0%
Altice Financing SA, 5.75%, 08/15/29
(c)
..... 200 146,409
CCO Holdings LLC
5.38% , 06/01/29
(c)
................. 9 8,599
6.38% , 09/01/29
(c)
................. 151 149,709
4.75% , 03/01/30
(c)
................. 57 52,051
4.25% , 02/01/31
(c)
................. 82 71,465
7.38% , 03/01/31
(c)
................. 112 114,182
4.75% , 02/01/32
(c)
................. 25 21,942
4.50% , 05/01/32 .................. 3 2,580
4.50% , 06/01/33
(c)
................. 4 3,366
4.25% , 01/15/34
(c)
................. 89 72,205
Frontier Communications Holdings LLC
5.88% , 10/15/27
(c)
................. 71 70,775
5.00% , 05/01/28
(c)
................. 49 47,903
5.88% , 11/01/29 .................. 5 5,221
6.00% , 01/15/30
(c)
................. 21 20,953
8.75% , 05/15/30
(c)
................. 228 240,971
8.63% , 03/15/31
(c)
................. 44 46,796
Iliad Holding SASU
(c)
7.00% , 10/15/28 .................. 200 202,674
7.00% , 04/15/32 .................. 200 201,012
Level 3 Financing, Inc.
(c)
10.50% , 04/15/29 ................. 153 170,460
4.88% , 06/15/29 .................. 95 82,650
11.00% , 11/15/29 ................. 200 224,659
4.50% , 04/01/30 .................. 63 52,236
10.50% , 05/15/30 ................. 136 148,104
10.75% , 12/15/30 ................. 56 62,802
Lumen Technologies, Inc.
(c)
4.13% , 04/15/30 .................. 25 21,867
10.00% , 10/15/32 ................. 26 26,065
Windstream Services LLC, 8.25%, 10/01/31
(c)
235 242,713

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Zayo Group Holdings, Inc.
(c)
4.00% , 03/01/27 .................. USD 129 $ 118,972
6.13% , 03/01/28 .................. 70 59,499
2,688,840
Electric Utilities — 2.5%
California Buyer Ltd., 6.38%, 02/15/32
(c)
.... 225 224,403
NextEra Energy Capital Holdings, Inc.,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.46%), 6.75%,
06/15/54
(d)
..................... 85 87,081
NRG Energy, Inc.
(c)
5.75% , 07/15/29 .................. 80 77,770
6.00% , 02/01/33 .................. 209 202,986
6.25% , 11/01/34 .................. 204 200,092
Pattern Energy Operations LP, 4.50%,
08/15/28
(c)
..................... 249 233,699
PG&E Corp.
4.25% , 12/01/27
(e)
................. 81 87,844
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.88%), 7.38% ,
03/15/55
(d)
.................... 16 16,420
1,130,295
Electrical Equipment — 0.2%
Vertiv Group Corp., 4.13%, 11/15/28
(c)
..... 109 102,877
Electronic Equipment, Instruments & Components — 0.3%
(c)
Insight Enterprises, Inc., 6.63%, 05/15/32 ... 33 33,186
Sensata Technologies, Inc.
4.38% , 02/15/30 .................. 92 84,276
3.75% , 02/15/31 .................. 18 15,736
Zebra Technologies Corp., 6.50%, 06/01/32 .. 25 25,360
158,558
Entertainment — 0.2%
(c)
Cinemark USA, Inc., 7.00%, 08/01/32 ..... 23 23,444
Lions Gate Capital Holdings 1, Inc., 5.50%,
04/15/29 ...................... 48 42,840
Live Nation Entertainment, Inc.
4.75% , 10/15/27 .................. 15 14,502
3.75% , 01/15/28 .................. 24 22,633
Playtika Holding Corp., 4.25%, 03/15/29 .... 10 9,065
112,484
Financial Services — 3.6%
Block, Inc.
2.75% , 06/01/26 .................. 67 64,561
3.50% , 06/01/31 .................. 25 22,012
6.50% , 05/15/32
(c)
................. 411 414,968
Boost Newco Borrower LLC, 7.50%, 01/15/31
(c)
224 234,832
Enact Holdings, Inc., 6.25%, 05/28/29 ..... 23 23,437
Hannon Armstrong Sustainable Infrastructure
Capital, Inc., 6.38%, 07/01/34
(c)
........ 69 67,195
Nationstar Mortgage Holdings, Inc.
(c)
6.00% , 01/15/27 .................. 16 15,916
6.50% , 08/01/29 .................. 60 59,898
5.13% , 12/15/30 .................. 18 16,795
5.75% , 11/15/31 .................. 40 38,233
7.13% , 02/01/32 .................. 88 89,096
NCR Atleos Corp., 9.50%, 04/01/29
(c)
...... 23 24,916
PennyMac Financial Services, Inc.
(c)
7.88% , 12/15/29 .................. 62 64,958
7.13% , 11/15/30 .................. 58 58,737
PHH Escrow Issuer LLC, 9.88%, 11/01/29
(c)
.. 30 30,135
Rocket Mortgage LLC
(c)
2.88% , 10/15/26 .................. 71 67,366
3.88% , 03/01/31 .................. 46 40,079
Security
Par (000)
Par (000) Value
Financial Services (continued)
4.00% , 10/15/33 .................. USD 8 $ 6,663
Shift4 Payments LLC, 6.75%, 08/15/32
(c)
.... 175 177,985
UWM Holdings LLC, 6.63%, 02/01/30
(c)
.... 97 96,401
1,614,183
Food Products — 1.9%
(c)
B&G Foods, Inc., 8.00%, 09/15/28 ....... 19 19,531
Chobani Holdco II LLC, 8.75%, (8.75% Cash or
9.50% PIK), 10/01/29
(f)
............. 221 229,571
Chobani LLC
4.63% , 11/15/28 .................. 167 160,759
7.63% , 07/01/29 .................. 247 255,419
Darling Ingredients, Inc., 6.00%, 06/15/30 ... 118 116,405
Fiesta Purchaser, Inc.
7.88% , 03/01/31 .................. 27 28,181
9.63% , 09/15/32 .................. 28 29,332
839,198
Gas Utilities — 0.0%
Suburban Propane Partners LP, 5.00%,
06/01/31
(c)
..................... 16 14,264
Ground Transportation — 0.4%
(c)
Genesee & Wyoming, Inc., 6.25%, 04/15/32 . 117 117,706
GN Bondco LLC, 9.50%, 10/15/31 ....... 58 61,073
178,779
Health Care Equipment & Supplies — 1.8%
(c)
Avantor Funding, Inc.
4.63% , 07/15/28 .................. 92 87,814
3.88% , 11/01/29 .................. 24 21,941
Bausch + Lomb Corp., 8.38%, 10/01/28 .... 271 280,485
Medline Borrower LP
3.88% , 04/01/29 .................. 30 27,780
6.25% , 04/01/29 .................. 65 65,685
5.25% , 10/01/29 .................. 236 227,755
Neogen Food Safety Corp., 8.63%, 07/20/30 . 46 49,337
Teleflex, Inc., 4.25%, 06/01/28 .......... 44 41,741
802,538
Health Care Providers & Services — 3.6%
AHP Health Partners, Inc., 5.75%, 07/15/29
(c)
. 115 111,093
Community Health Systems, Inc.
(c)
5.63% , 03/15/27 .................. 54 51,825
6.00% , 01/15/29 .................. 157 140,579
5.25% , 05/15/30 .................. 129 105,951
4.75% , 02/15/31 .................. 55 42,678
10.88% , 01/15/32 ................. 149 153,727
Concentra Escrow Issuer Corp., 6.88%,
07/15/32
(c)
..................... 63 64,321
DaVita, Inc., 6.88%, 09/01/32
(c)
......... 46 46,353
Encompass Health Corp., 4.63%, 04/01/31 .. 18 16,623
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(c)
38 38,030
HealthEquity, Inc., 4.50%, 10/01/29
(c)
...... 63 59,053
LifePoint Health, Inc.
(c)
9.88% , 08/15/30 .................. 42 45,316
11.00% , 10/15/30 ................. 121 132,817
10.00% , 06/01/32 ................. 62 63,039
Molina Healthcare, Inc.
(c)
4.38% , 06/15/28 .................. 5 4,738
3.88% , 11/15/30 .................. 10 8,902
3.88% , 05/15/32 .................. 8 6,909
6.25% , 01/15/33 .................. 58 57,324
Option Care Health, Inc., 4.38%, 10/31/29
(c)
.. 56 51,644
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(c)
..................... 33 32,099
Star Parent, Inc., 9.00%, 10/01/30
(c)
....... 124 128,786

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Surgery Center Holdings, Inc., 7.25%,
04/15/32
(c)
..................... USD 123 $ 125,472
Tenet Healthcare Corp., 6.75%, 05/15/31 ... 132 133,352
1,620,631
Hotel & Resort REITs — 0.1%
Pebblebrook Hotel LP, 6.38%, 10/15/29
(c)
... 25 24,643
Hotels, Restaurants & Leisure — 5.3%
1011778 BC ULC
(c)
4.38% , 01/15/28 .................. 139 132,775
5.63% , 09/15/29 .................. 52 51,221
4.00% , 10/15/30 .................. 62 55,449
Boyne USA, Inc., 4.75%, 05/15/29
(c)
...... 112 106,172
Caesars Entertainment, Inc.
(c)
7.00% , 02/15/30 .................. 111 113,059
6.50% , 02/15/32 .................. 191 191,862
6.00% , 10/15/32 .................. 53 51,101
Churchill Downs, Inc.
(c)
4.75% , 01/15/28 .................. 22 21,222
5.75% , 04/01/30 .................. 127 124,644
6.75% , 05/01/31 .................. 95 96,028
Fertitta Entertainment LLC
(c)
4.63% , 01/15/29 .................. 32 29,654
6.75% , 01/15/30 .................. 21 19,373
Hilton Domestic Operating Co., Inc.
4.88% , 01/15/30 .................. 52 49,879
3.63% , 02/15/32
(c)
................. 16 13,899
6.13% , 04/01/32
(c)
................. 59 58,839
5.88% , 03/15/33
(c)
................. 178 175,146
Light & Wonder International, Inc.
(c)
7.25% , 11/15/29 .................. 44 44,886
7.50% , 09/01/31 .................. 60 61,777
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(c)
..................... 38 39,610
Lindblad Expeditions LLC, 6.75%, 02/15/27
(c)
. 80 80,030
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(c)
76 66,246
MGM China Holdings Ltd., 5.88%, 05/15/26
(c)
. 200 199,000
MGM Resorts International, 6.13%, 09/15/29 . 124 123,844
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(c)
..................... 38 35,827
Sabre GLBL, Inc.
(c)
8.63% , 06/01/27 .................. 61 60,160
10.75% , 11/15/29 ................. 29 29,918
Six Flags Entertainment Corp.
(c)
7.25% , 05/15/31 .................. 111 113,368
6.63% , 05/01/32 .................. 22 22,297
Vail Resorts, Inc., 6.50%, 05/15/32
(c)
...... 76 76,852
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(c)
..................... 71 67,490
Wynn Resorts Finance LLC
(c)
7.13% , 02/15/31 .................. 39 40,615
6.25% , 03/15/33 .................. 39 38,317
2,390,560
Household Durables — 1.1%
Ashton Woods USA LLC, 4.63%, 08/01/29
(c)
. 25 23,000
Beazer Homes USA, Inc., 7.50%, 03/15/31
(c)
. 19 19,296
Brookfield Residential Properties, Inc., 5.00%,
06/15/29
(c)
..................... 97 90,170
CD&R Smokey Buyer, Inc., 9.50%, 10/15/29
(c)
77 75,684
Dream Finders Homes, Inc., 8.25%, 08/15/28
(c)
26 27,089
Empire Communities Corp., 9.75%, 05/01/29
(c)
17 17,885
K. Hovnanian Enterprises, Inc., 11.75%,
09/30/29
(c)
..................... 96 104,523
LGI Homes, Inc.
(c)
8.75% , 12/15/28 .................. 25 26,224
Security
Par (000)
Par (000) Value
Household Durables (continued)
7.00% , 11/15/32 .................. USD 42 $ 41,586
New Home Co., Inc. (The), 9.25%, 10/01/29
(c)
47 49,465
TRI Pointe Homes, Inc., 5.25%, 06/01/27 ... 9 8,840
483,762
Household Products — 0.1%
(c)
Kronos Acquisition Holdings, Inc., 8.25%,
06/30/31 ...................... 13 12,383
Spectrum Brands, Inc.
3.38% , 06/01/29
(e)
................. 40 39,052
3.88% , 03/15/31 .................. 2 1,721
53,156
Independent Power and Renewable Electricity Producers
— 1.0%
(c)
Clearway Energy Operating LLC
4.75% , 03/15/28 .................. 240 229,520
3.75% , 01/15/32 .................. 101 86,213
NextEra Energy Partners LP
(e)
0.00% , 11/15/25
(g)
................. 127 119,380
2.50% , 06/15/26 .................. 32 30,082
465,195
Insurance — 7.6%
(c)
Alliant Holdings Intermediate LLC
4.25% , 10/15/27 .................. 167 159,404
6.75% , 10/15/27 .................. 188 186,445
6.75% , 04/15/28 .................. 9 9,021
5.88% , 11/01/29 .................. 196 188,294
7.00% , 01/15/31 .................. 107 107,418
7.38% , 10/01/32 .................. 189 190,739
AmWINS Group, Inc.
6.38% , 02/15/29 .................. 31 31,190
4.88% , 06/30/29 .................. 33 30,987
APH Somerset Investor 2 LLC, 7.88%, 11/01/29 46 46,622
Ardonagh Group Finance Ltd., 8.88%, 02/15/32 200 207,798
AssuredPartners, Inc., 7.50%, 02/15/32 .... 83 89,332
Howden UK Refinance plc
7.25% , 02/15/31 .................. 172 174,786
8.13% , 02/15/32 .................. 207 211,406
HUB International Ltd.
7.25% , 06/15/30 .................. 410 420,147
7.38% , 01/31/32 .................. 565 573,844
Jones Deslauriers Insurance Management, Inc.
8.50% , 03/15/30 .................. 118 124,113
10.50% , 12/15/30 ................. 93 100,544
Panther Escrow Issuer LLC, 7.13%, 06/01/31 . 381 384,808
Ryan Specialty LLC, 5.88%, 08/01/32 ..... 72 71,240
USI, Inc., 7.50%, 01/15/32 ............ 99 102,386
3,410,524
IT Services — 0.5%
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(c)
122 124,400
Twilio, Inc.
3.63% , 03/15/29 .................. 18 16,554
3.88% , 03/15/31 .................. 95 85,201
226,155
Life Sciences Tools & Services — 0.1%
(c)
Charles River Laboratories International, Inc.,
4.00%, 03/15/31 ................. 14 12,454
Fortrea Holdings, Inc., 7.50%, 07/01/30 .... 25 25,042
37,496
Machinery — 1.3%
(c)
Manitowoc Co., Inc. (The), 9.25%, 10/01/31 .. 28 28,700
Mueller Water Products, Inc., 4.00%, 06/15/29 43 39,727
Terex Corp.
5.00% , 05/15/29 .................. 58 55,231

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
6.25% , 10/15/32 .................. USD 41 $ 40,180
TK Elevator Holdco GmbH, 7.63%, 07/15/28 . 200 199,854
TK Elevator US Newco, Inc., 5.25%, 07/15/27 200 195,783
Wabash National Corp., 4.50%, 10/15/28 ... 41 37,439
596,914
Media — 4.3%
Cable One, Inc.
0.00% , 03/15/26
(e) (g)
................ 22 20,416
1.13% , 03/15/28
(e)
................. 160 131,600
4.00% , 11/15/30
(c)
................. 55 45,957
Clear Channel Outdoor Holdings, Inc.
(c)
5.13% , 08/15/27 .................. 43 41,390
7.75% , 04/15/28 .................. 28 25,265
9.00% , 09/15/28 .................. 130 136,139
7.50% , 06/01/29 .................. 146 127,743
7.88% , 04/01/30 .................. 168 172,904
CSC Holdings LLC, 11.75%, 01/31/29
(c)
.... 200 197,515
DirecTV Financing LLC, 5.88%, 08/15/27
(c)
.. 195 189,988
GCI LLC, 4.75%, 10/15/28
(c)
........... 8 7,471
Gray Television, Inc., 10.50%, 07/15/29
(c)
... 124 123,992
Neptune Bidco US, Inc., 9.29%, 04/15/29
(c)
.. 77 71,620
Outfront Media Capital LLC
(c)
4.25% , 01/15/29 .................. 18 16,738
4.63% , 03/15/30 .................. 79 73,000
7.38% , 02/15/31 .................. 29 30,312
Radiate Holdco LLC, 4.50%, 09/15/26
(c)
.... 43 37,538
Sirius XM Radio LLC
(c)
3.13% , 09/01/26 .................. 84 80,687
5.00% , 08/01/27 .................. 54 52,517
4.00% , 07/15/28 .................. 12 11,056
Univision Communications, Inc.
(c)
6.63% , 06/01/27 .................. 96 95,613
8.00% , 08/15/28 .................. 152 154,755
8.50% , 07/31/31 .................. 82 80,401
1,924,617
Metals & Mining — 4.0%
(c)
Big River Steel LLC, 6.63%, 01/31/29 ..... 681 680,301
Constellium SE
5.63% , 06/15/28 .................. 250 244,478
3.75% , 04/15/29 .................. 250 226,287
First Quantum Minerals Ltd., 9.38%, 03/01/29 200 211,626
Novelis Corp.
3.25% , 11/15/26 .................. 371 353,380
4.75% , 01/30/30 .................. 9 8,269
3.88% , 08/15/31 .................. 108 92,987
1,817,328
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
(c)
Blackstone Mortgage Trust, Inc., 7.75%,
12/01/29 ...................... 21 21,588
Ladder Capital Finance Holdings LLLP, 7.00%,
07/15/31 ...................... 47 48,160
Starwood Property Trust, Inc.
7.25% , 04/01/29 .................. 36 36,929
6.00% , 04/15/30 .................. 18 17,667
6.50% , 07/01/30 .................. 35 35,044
159,388
Oil, Gas & Consumable Fuels — 0.2%
ITT Holdings LLC, 6.50%, 08/01/29
(c)
...... 115 105,275
Paper & Forest Products — 0.1%
Magnera Corp., 7.25%, 11/15/31
(c)
....... 29 28,311
Security
Par (000)
Par (000) Value
Passenger Airlines — 0.6%
(c)
American Airlines, Inc., 8.50%, 05/15/29 .... USD 127 $ 133,341
United Airlines, Inc., 4.63%, 04/15/29 ...... 142 135,012
268,353
Personal Care Products — 0.2%
Perrigo Finance Unlimited Co., Series USD,
6.13%, 09/30/32 ................. 66 64,537
Prestige Brands, Inc., 3.75%, 04/01/31
(c)
.... 17 14,926
79,463
Pharmaceuticals — 1.0%
1375209 BC Ltd., 9.00%, 01/30/28
(c)
...... 31 30,975
Bausch Health Cos., Inc.
(c)
6.13% , 02/01/27 .................. 86 78,045
5.75% , 08/15/27 .................. 10 8,700
11.00% , 09/30/28 ................. 125 118,750
Teva Pharmaceutical Finance Netherlands III
BV, 3.15%, 10/01/26 .............. 211 202,229
438,699
Professional Services — 0.6%
(c)
CoreLogic, Inc., 4.50%, 05/01/28 ........ 189 175,868
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 104 99,038
274,906
Real Estate Management & Development — 0.8%
(c)
Anywhere Real Estate Group LLC, 7.00%,
04/15/30 ...................... 71 62,643
Cushman & Wakefield US Borrower LLC
6.75% , 05/15/28 .................. 154 154,140
8.88% , 09/01/31 .................. 72 77,514
Howard Hughes Corp. (The), 5.38%, 08/01/28 62 60,223
354,520
Retail REITs — 0.1%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(c)
..................... 34 32,243
Semiconductors & Semiconductor Equipment — 0.5%
(c)
Entegris, Inc., 4.75%, 04/15/29 ......... 158 151,286
MKS Instruments, Inc., 1.25%, 06/01/30
(e)
... 93 90,024
241,310
Software — 8.8%
(c)
AthenaHealth Group, Inc., 6.50%, 02/15/30 .. 461 438,110
Camelot Finance SA, 4.50%, 11/01/26 ..... 29 28,181
Capstone Borrower, Inc., 8.00%, 06/15/30 ... 108 111,792
Central Parent LLC, 8.00%, 06/15/29 ...... 97 98,398
Central Parent, Inc., 7.25%, 06/15/29 ...... 113 111,665
Clarivate Science Holdings Corp.
3.88% , 07/01/28 .................. 253 235,683
4.88% , 07/01/29 .................. 200 186,442
Cloud Software Group, Inc.
6.50% , 03/31/29 .................. 551 540,830
9.00% , 09/30/29 .................. 498 505,616
8.25% , 06/30/32 .................. 399 411,190
Elastic NV, 4.13%, 07/15/29 ........... 102 94,561
Ellucian Holdings, Inc., 6.50%, 12/01/29 .... 100 100,042
Fair Isaac Corp., 4.00%, 06/15/28 ........ 127 119,841
Gen Digital, Inc., 6.75%, 09/30/27 ........ 68 69,023
McAfee Corp., 7.38%, 02/15/30 ......... 100 97,123
SS&C Technologies, Inc.
5.50% , 09/30/27 .................. 68 67,348
6.50% , 06/01/32 .................. 86 86,751
UKG, Inc., 6.88%, 02/01/31 ............ 586 594,516
ZoomInfo Technologies LLC, 3.88%, 02/01/29 86 78,155
3,975,267

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialized REITs — 1.0%
Iron Mountain, Inc.
(c)
5.25% , 07/15/30 .................. USD 3 $ 2,864
5.63% , 07/15/32 .................. 164 156,663
6.25% , 01/15/33 .................. 155 154,381
SBA Communications Corp., 3.13%, 02/01/29 146 131,785
445,693
Specialty Retail — 1.2%
Asbury Automotive Group, Inc.
4.50% , 03/01/28 .................. 2 1,917
5.00% , 02/15/32
(c)
................. 14 12,771
Carvana Co.
(c)(f)
11.00% , ( 11.00 % Cash or 13.00 % PIK),
06/01/30 ..................... 96 101,026
14.00% , ( 14.00 % Cash or 14.00 % PIK),
06/01/31 ..................... 159 181,862
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(c)
40 41,506
Group 1 Automotive, Inc., 6.38%, 01/15/30
(c)
. 35 35,070
GYP Holdings III Corp., 4.63%, 05/01/29
(c)
... 117 110,349
Staples, Inc., 10.75%, 09/01/29
(c)
........ 62 60,995
545,496
Technology Hardware, Storage & Peripherals — 0.7%
(c)
Diebold Nixdorf, Inc., 7.75%, 03/31/30 ..... 34 34,903
Seagate HDD Cayman
8.25% , 12/15/29 .................. 115 122,532
8.50% , 07/15/31 .................. 129 137,947
295,382
Textiles, Apparel & Luxury Goods — 0.3%
(c)
Crocs, Inc.
4.25% , 03/15/29 .................. 34 31,430
4.13% , 08/15/31 .................. 4 3,480
Hanesbrands, Inc.
4.88% , 05/15/26 .................. 23 22,643
9.00% , 02/15/31 .................. 2 2,132
Kontoor Brands, Inc., 4.13%, 11/15/29 ..... 23 21,178
Levi Strauss & Co., 3.50%, 03/01/31 ...... 54 47,229
S&S Holdings LLC, 8.38%, 10/01/31 ...... 17 17,120
145,212
Trading Companies & Distributors — 1.6%
(c)
Beacon Roofing Supply, Inc., 6.50%, 08/01/30 51 51,742
Fortress Transportation & Infrastructure
Investors LLC
5.50% , 05/01/28 .................. 8 7,824
7.88% , 12/01/30 .................. 70 73,676
7.00% , 05/01/31 .................. 215 219,331
7.00% , 06/15/32 .................. 120 122,365
5.88% , 04/15/33 .................. 84 81,062
Herc Holdings, Inc., 6.63%, 06/15/29 ...... 53 53,672
Imola Merger Corp., 4.75%, 05/15/29 ...... 25 23,707
United Rentals North America, Inc., 6.13%,
03/15/34 ...................... 66 65,484
WESCO Distribution, Inc., 6.63%, 03/15/32 .. 44 44,720
743,583
Total Corporate Bonds — 87 .2%
(Cost: $ 39,131,534 ) ............................... 39,377,850
Security
Par (000)
Par (000) Value
Fixed Rate Loan Interests
Media — 0.5%
Clear Channel International BV, 1st Lien Term
Loan , 7.50%
,
08/12/27
(b)
............. USD 225 $ 221,317
Total Fixed Rate Loan Interests — 0 .5%
(Cost: $ 223,482 ) ................................. 221,317
Floating Rate Loan Interests
Aerospace & Defense — 0.1%
(d)
Azorra SOAR Finance Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.86%
,
10/18/29 ............ 21 21,078
GOAT Holdco LLC, 1st Lien Term Loan B ,
12/10/31
(h)
...................... 39 38,981
60,059
Air Freight & Logistics — 0.1%
Clue Opco LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 4.50%),
9.09%
,
12/19/30
(d)
................. 43 42,851
Automobile Components — 0.2%
Champions Financing, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.27%
,
02/06/29
(d)
........... 75 70,677
Building Products — 0.2%
(d)
Cornerstone Building Brands, Inc., 1st Lien
Term Loan C , (1-mo. CME Term SOFR at
0.50% Floor + 4.50%), 8.90%
,
05/15/31 .. 17 16,331
Wilsonart LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.58%
,
08/05/31 .................. 63 62,913
79,244
Chemicals — 0.0%
Aruba Investments Holdings LLC, 2nd Lien
Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 7.75%), 12.42%
,
11/24/28
(d)
. 12 11,792
Commercial Services & Supplies — 0.2%
Allied Universal Holdco LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 8.21%
,
05/12/28
(d)
...... 71 71,611
Diversified Consumer Services — 0.5%
(d)
Ascend Learning LLC, 1st Lien Term Loan ,
12/11/28
(h)
...................... 14 14,130
Ascend Learning LLC, 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.75%), 10.21%
,
12/10/29 ............ 29 28,710
Preferred SPV Borrower, 1st Lien Term Loan
B , (12-mo. CME Term SOFR + 5.00%),
9.17%
,
06/30/31
(b)
................. 4 4,410
Veritas Corp., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 12.50%),
16.93%
,
06/30/31
(b)
................ 10 9,819
Wand NewCo 3, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.85%
,
01/30/31 ............ 158 158,945
216,014

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 0.9%
(d)
Frontier Communications Holdings LLC, 1st
Lien Term Loan , (6-mo. CME Term SOFR at
0.00% Floor + 3.50%), 8.76%
,
07/01/31 .. USD 16 $ 16,133
Level 3 Financing, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 2.00% Floor +
6.56%), 10.92%
,
04/16/29 ............ 7 7,609
Level 3 Financing, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 2.00% Floor +
6.56%), 10.92%
,
04/15/30 ............ 8 7,663
Lumen Technologies, Inc., 1st Lien Term Loan
A , (1-mo. CME Term SOFR at 2.00% Floor +
6.00%), 10.36%
,
06/01/28 ............ 8 8,196
Lumen Technologies, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 2.00% Floor
+ 2.35%), 6.82%
,
04/16/29 ........... 25 23,719
Lumen Technologies, Inc., 1st Lien Term Loan
B2 , 04/15/30
(h)
.................... 21 19,466
Radiate Holdco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 7.72%
,
09/25/26 ............ 159 138,608
Zayo Group Holdings, Inc., 1st Lien Term Loan ,
03/09/27
(h)
...................... 194 181,156
402,550
Entertainment — 0.0%
Motion Finco SARL, Facility 1st Lien Term Loan
B3 , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.50%), 7.83%
,
11/13/29
(d)
.......... 18 17,765
Financial Services — 0.2%
Neon Maple US Debt Mergersub, Inc., 1st Lien
Term Loan B1 , (1-mo. CME Term SOFR at
0.00% Floor + 3.00%), 7.44%
,
11/17/31
(d)
. 73 73,069
Ground Transportation — 0.1%
Genesee & Wyoming, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.08%
,
04/10/31
(d)
........... 62 61,977
Health Care Equipment & Supplies — 0.3%
(d)
Bausch & Lomb, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.69%
,
05/10/27 ............ 74 74,169
Bausch + Lomb Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.33%
,
09/29/28 ............ 44 44,604
118,773
Health Care Providers & Services — 0.5%
(d)
LifePoint Health, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.96%
,
05/19/31 ............ 35 35,003
LifePoint Health, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.41%
,
05/19/31 ............ 54 54,207
Medline Borrower LP, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.61%
,
10/23/28 ............ 83 83,412
Raven Acquisition Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.61%
,
10/24/31 ....... 56 56,066
228,688
Security
Par (000)
Par (000) Value
Health Care Technology — 0.7%
AthenaHealth Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.61%
,
02/15/29
(d)
........... USD 308 $ 307,916
Hotels, Restaurants & Leisure — 0.2%
(d)
1011778 BC ULC, 1st Lien Term Loan B5 ,
09/20/30
(h)
...................... 42 41,267
Life Time, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
7.03%
,
10/22/31 .................. 53 53,146
94,413
Household Durables — 0.3%
(d)
SWF Holdings I Corp. Delayed Draw Loan First
Lien , 10/06/28
(h)
................... 9 9,071
SWF Holdings I Corp. Term Loan First Lien ,
10/06/28
(h)
...................... 7 7,140
SWF Holdings I Corp. Term Loan Second Lien ,
10.81%
,
12/19/31 ................. 68 60,517
Tempur Sealy International, Inc., 1st Lien Term
Loan B , (1-day SOFR at 0.00% Floor +
2.50%), 2.50%
,
10/24/31 ............ 36 36,056
112,784
Industrial Conglomerates — 0.0%
EMRLD Borrower LP, 1st Lien Term Loan ,
08/04/31
(d) (h)
..................... 18 18,007
Insurance — 0.2%
(d)
Alliant Holdings Intermediate LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.11%
,
09/19/31 ....... 20 20,359
AssuredPartners, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.07%
,
02/14/31 ............ 39 39,441
Truist Insurance Holdings LLC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.08%
,
05/06/31 ....... 52 52,485
112,285
IT Services — 0.6%
(d)
Central Parent LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.58%
,
07/06/29 .................. 46 45,753
Fortress Intermediate 3, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 7.86%
,
06/27/31 ....... 135 134,916
Neptune Bidco US, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
5.00%), 9.76%
,
04/11/29 ............. 53 47,814
Project Alpha Intermediate Holding, Inc., 1st
Lien Term Loan B , 10/28/30
(h)
......... 22 22,127
250,610
Life Sciences Tools & Services — 0.3%
Star Parent, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.33%
,
09/27/30
(d)
................. 137 133,697
Machinery — 0.0%
(d)
TK Elevator Midco GmbH, 1st Lien Term Loan
C , 04/30/30
(h)
.................... —
(i)
113
Vortex Opco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.12%
,
12/18/28 .................. 32 20,117
20,230

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media — 0.7%
(d)
Altice France SA, 1st Lien Term Loan B14 ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.50%), 10.16%
,
08/15/28 ............ USD 184 $ 147,321
Clear Channel Outdoor Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 4.00%), 8.47%
,
08/23/28 .. 146 146,462
CSC Holdings LLC, 1st Lien Term Loan B5 ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.17%
,
04/15/27 ............ 5 4,759
Gray Television, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.80%
,
05/23/29 ............ 5 4,327
Speedster Bidco GmbH, 1st Lien Term Loan B ,
10/17/31
(h)
...................... 33 33,055
335,924
Passenger Airlines — 0.0%
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
4.75%), 9.63%
,
04/20/28
(d)
........... —
(i)
421
Pharmaceuticals — 0.1%
Bausch Health Cos., Inc., 1st Lien Term Loan ,
02/01/27
(d) (h)
..................... 66 63,940
Professional Services — 0.0%
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.97%
,
06/02/28
(d)
................. 14 13,560
Software — 1.6%
(d)
Boxer Parent Co., Inc., 1st Lien Term Loan ,
07/30/31
(h)
...................... 183 183,920
Boxer Parent Co., Inc., 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.75%), 10.34%
,
07/02/32 ............ 45 44,288
Cloud Software Group, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.31%
,
03/21/31 ............ 143 143,415
Cloud Software Group, Inc., Facility 1st Lien
Term Loan B , 03/30/29
(h)
............. 93 93,413
Ellucian Holdings, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 9.11%
,
11/15/32 ............. 138 140,301
McAfee Corp., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
7.80%
,
03/01/29 .................. 32 31,844
Sabre GLBL, Inc., 1st Lien Term Loan B ,
0.00%
,
06/30/28 .................. 1 1,257
Sabre GLBL, Inc., 1st Lien Term Loan B1
(1-mo. CME Term SOFR at 0.50% Floor +
0.11%), 7.97% , 12/17/27 ........... 3 2,736
11/15/29
(h)
...................... 16 16,212
Sabre GLBL, Inc., 1st Lien Term Loan B2
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.97% , 12/17/27 .......... 2 1,565
(1-mo. CME Term SOFR at 1.50% Floor +
6.00%), 10.36% , 11/15/29
(b)
......... 4 3,824
UKG, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.62%
,
02/10/31 .................. 74 74,589
737,364
Security
Par (000)
Par (000) Value
Specialty Retail — 0.1%
PetSmart LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.21%
,
02/11/28
(d)
................. USD 32 $ 32,211
Trading Companies & Distributors — 0.3%
(d)
Foundation Building Materials, Inc., 1st Lien
Term Loan , (3-mo. CME Term SOFR at
0.00% Floor + 4.00%), 9.25%
,
01/29/31 .. 93 91,132
Verde Purchaser LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.83%
,
11/30/30 ............. 27 26,994
118,126
Wireless Telecommunication Services — 0.1%
Windstream Services LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.21%
,
09/25/31
(b) (d)
.......... 25 25,313
Total Floating Rate Loan Interests — 8 .5%
(Cost: $ 3,853,920 ) ............................... 3,831,871
Preferred Securities
Capital Trusts — 0.6%
Electric Utilities — 0.3%
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(c) (d) (j)
................ 103 113,716
PG&E Corp. , Series A , 6.00% , 12/01/27
(e)
... —
(i)
14,937
128,653
Independent Power and Renewable Electricity Producers — 0.3%
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(c) (d) (j)
...................... 123 123,701
Total Capital Trusts — 0 .6%
(Cost: $ 241,221 ) ................................. 252,354
Shares
Shares
Preferred Stocks — 0.0%
Commercial Services & Supplies — 0.0%
Veritas, Inc.
(a) (b)
..................... 129 2,576
Total Preferred Stocks — 0.0%
(Cost: $ 2,576 ) .................................. 2,576
Total Preferred Securities — 0 .6%
(Cost: $ 243,797 ) ................................. 254,930
Total Long-Term Investments — 96.9%
(Cost: $ 43,542,474 ) ............................... 43,752,938
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.9%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.36%
(k) (l)
................... 838,924 $ 838,924
Total Short-Term Securities — 1 .9%
(Cost: $ 838,924 ) ................................. 838,924
Total Investments — 98 .8%
(Cost: $ 44,381,398 ) ............................... 44,591,862
Other Assets Less Liabilities — 1.2% .................... 537,386
Net Assets — 100.0% ...............................
$ 45,129,248

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Sustainable High Yield Bond Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(a)
Non-income producing security.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(e)
Convertible security.
(f)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)
Zero-coupon bond.
(h)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)
Rounds to less than 1,000.
(j)
Perpetual security with no stated maturity date.
(k)
Affiliate of the Fund.
(l)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
09/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
Shares
Held at
12/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 897,178 $ — $ (58,254)
(a)
$ — $ — $ 838,924 838,924 $ 8,959 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Sustainable High Yield Bond Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 5-Year Note .................................................... 5 03/31/25 $ 532 $ (4,096)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Building Products ....................................... $ 18,248 $ — $ — $ 18,248
Commercial Services & Supplies ............................. — — 1,778 1,778
Life Sciences Tools & Services .............................. 46,944 — — 46,944
Corporate Bonds ........................................ — 39,377,850 — 39,377,850
Fixed Rate Loan Interests ................................... — — 221,317 221,317
Floating Rate Loan Interests
Aerospace & Defense .................................... — 60,059 — 60,059
Air Freight & Logistics .................................... — 42,851 — 42,851
Automobile Components .................................. — 70,677 — 70,677
Building Products ....................................... — 79,244 — 79,244
Chemicals ............................................ — 11,792 — 11,792
Commercial Services & Supplies ............................. — 71,611 — 71,611
Diversified Consumer Services .............................. — 201,785 14,229 216,014
Diversified Telecommunication Services ........................ — 402,550 — 402,550
Entertainment ......................................... — 17,765 — 17,765
Financial Services ...................................... — 73,069 — 73,069
Ground Transportation ................................... — 61,977 — 61,977
Health Care Equipment & Supplies ........................... — 118,773 — 118,773
Health Care Providers & Services ............................ — 228,688 — 228,688
Health Care Technology .................................. — 307,916 — 307,916
Hotels, Restaurants & Leisure .............................. — 94,413 — 94,413
Household Durables ..................................... — 112,784 — 112,784
Industrial Conglomerates .................................. — 18,007 — 18,007
Insurance ............................................ — 112,285 — 112,285
IT Services ........................................... — 250,610 — 250,610

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Sustainable High Yield Bond Fund

Level 1 Level 2 Level 3 Total
Life Sciences Tools & Services .............................. $ — $ 133,697 $ — $ 133,697
Machinery ............................................ — 20,230 — 20,230
Media ............................................... — 335,924 — 335,924
Passenger Airlines ...................................... — 421 — 421
Pharmaceuticals ....................................... — 63,940 — 63,940
Professional Services .................................... — 13,560 — 13,560
Software ............................................. — 733,540 3,824 737,364
Specialty Retail ........................................ — 32,211 — 32,211
Trading Companies & Distributors ............................ — 118,126 — 118,126
Wireless Telecommunication Services ......................... — — 25,313 25,313
Preferred Securities
Commercial Services & Supplies ............................. — — 2,576 2,576
Electric Utilities ........................................ 14,937 113,716 — 128,653
Independent Power and Renewable Electricity Producers ............ — 123,701 — 123,701
Short-Term Securities
Money Market Funds ...................................... 838,924 — — 838,924
Unfunded Floating Rate Loan Interests
(a)
........................... — 27 — 27
$ 919,053 $ 43,403,799 $ 269,037 $ 44,591,889
Derivative Financial Instruments
(b)
Liabilities
Interest rate contracts ....................................... $ (4,096) $ — $ — $ (4,096)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
Fair Value Hierarchy as of Period End (continued)